Schedule III - Real Estate Assets and Accumulated Depreciation - Schedule III - Reconciliation of Real Estate Owned (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at January 1	$ 2,329,080	$ 2,116,480
Real estate acquisitions	1,021,204	219,053
Net additions to/improvements of real estate	40,192	26,369
Real estate dispositions	(5,505)	(32,822)
Balance at December 31	$ 3,384,971	$ 2,329,080